Other income, gains or loss - net - Government grants and tax rebates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Government grants	¥ 10,860	¥ 23,885	¥ 27,421
Tax rebates	3,474	17,532	30,592
Government grants and tax rebates (Note a)	14,334	41,417	58,013
Technology development incentives
Continuing operations
Government grants	7,006	12,869	10,493
Operation subsidies
Continuing operations
Government grants	¥ 3,854	¥ 11,016	¥ 16,928